STATEMENT OF CASH FLOWS		6 Months Ended
	Jan. 24, 2020 USD ($)	Jun. 30, 2020 USD ($)
Cash flows from operating activities:
Net loss	$ (928)	$ 202,592
Adjustments to reconcile net income to net cash used in operating activities:
Trust income reinvested in Trust Account		(502,881)
Changes in operating assets and liabilities:
Increase in accrued expenses	928
Prepaid expenses		(239,649)
Accounts payable and accrued expenses		349,296
Net cash used in operating activities	0	(190,642)
Cash flows from investing activities:
Principal Amount Deposited In Trust Account	600,000,000	690,000,000
Net cash used in investing activities		(690,000,000)
Cash flows from financing activities:
Proceeds from private placement of warrants		15,050,000
Proceeds from sale of units		690,000,000
Payment of underwriters' discount		(13,800,000)
Payment of offering costs		(314,398)
Advances received from Promissory note		230,885
Repayment of advances received from Promissory note		(230,885)
Net cash used in financing activities		690,935,602
Increase in cash and cash equivalents during period	0	744,960
Cash and equivalents at beginning of period	0	0
Cash and equivalents at end of period	0	744,960
Supplemental Schedule of Non-Cash Financing Activities:
Deferred underwriting compensation		24,150,000
Class A common stock subject to possible redemption		661,588,890
Formation and offering costs paid by sponsor in exchange for founder shares		25,000
Offering costs paid by Sponsor in exchange for Founder Shares	25,000
Deferred offering costs included in accrued expenses	$ 10,000	$ 399,294